Document And Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information Line Items
Entity Central Index Key	0001413855
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-33768
Entity Registrant Name	AIFU Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	27/F
Entity Address, Address Line Two	Pearl River Tower
Entity Address, Address Line Three	No. 15 West Zhujiang Road
Entity Address, City or Town	Guangzhou, Guangdong
Entity Address, Postal Zip Code	510623
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Description	AIFU Inc. (the “Company”) is filing this Amendment No. 1 to the Company’s annual report on Form 20-F for the fiscal year ended December 31, 2024 (the “Amendment No. 1”), which was originally filed with the Securities and Exchange Commission (the “SEC”) on April 25, 2025 (the “Original Filing”), solely to (i) file Exhibit 2.2 and Exhibit 4.12, which were inadvertently omitted in the Original Filing due to administrative error, and (ii) correct the hyperlink error in Exhibit 15.5 contained in the Original Filing.Consistent with the rules of the SEC, the certifications of the Company’s principal executive officer and principal financial officer as of the date of this Amendment No. 1 are attached as exhibits to this Amendment No. 1.Except as described above, no other changes have been made to the Original Filing. This Amendment No. 1 speaks as of the filing date of the Original Filing. Other than as stated otherwise, this Amendment No. 1 does not, and does not purport to, amend, update or restate any other information or disclosure included in the Original Filing, or reflect any events that have occurred since the date thereof. Accordingly, this Amendment No. 1 should be read in conjunction with the Original Filing and any documents filed with or furnished to the SEC by the Company subsequent to April 25, 2025.
Amendment Flag	true
Document Fiscal Period Focus	FY
Business Contact
Document Information Line Items
Entity Address, Address Line One	27/F
Entity Address, Address Line Two	Pearl River Tower
Entity Address, Address Line Three	No. 15 West Zhujiang Road
Entity Address, City or Town	Guangzhou, Guangdong
Entity Address, Postal Zip Code	510623
Entity Address, Country	CN
Contact Personnel Name	Huaguang Huang
City Area Code	+86 20
Local Phone Number	83883033
Contact Personnel Email Address	huanghg@aifugroup.com
Contact Personnel Fax Number	+86 20 83883181
American depositary shares, each representing 20 Class A ordinary shares
Document Information Line Items
Title of 12(b) Security	American depositary shares, each representing 20 Class A ordinary shares
Trading Symbol	AIFU
Security Exchange Name	NASDAQ
Class A Ordinary shares, par value US$0.001 per share
Document Information Line Items
Title of 12(b) Security	Class A Ordinary shares, par value US$0.001 per share
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	1,132,091,984
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	1,000,000,000